SCHEDULE OF INVESTMENTS
Ivy Apollo Strategic Income Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Energy – 0.0%
Bellatrix Exploration Ltd.(A)(B)	98	$—*

Health Care – 0.0%
Advanz Pharma Corp.(A)	7	22

Total Canada - 0.0%		$22
Hong Kong
Consumer Discretionary – 0.2%
Studio City International Holdings Ltd. ADR(A)	46	736

Total Hong Kong - 0.2%		$736
United States
Consumer Discretionary – 0.0%
Laureate Education, Inc., Class A(A)	20	197
True Religion Apparel, Inc.(A)(B)	1	—

		197

Energy – 0.0%
McDermott International, Inc.(A)(B)	4	—
Westmoreland Coal Co.(A)	7	69

		69

Total United States - 0.0%		$266

TOTAL COMMON STOCKS – 0.2%		$1,024
(Cost: $1,209)

INVESTMENT FUNDS
United States – 1.2%
Invesco Senior Loan ETF	76	1,619
iShares iBoxx $ High Yield Corporate Bond ETF	39	3,146

		4,765

TOTAL INVESTMENT FUNDS – 1.2%		$4,765
(Cost: $4,743)

PREFERRED STOCKS
United States
Consumer Staples – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(E)	389	—*

Energy – 0.4%
Targa Resources Corp., 9.500%(A)(E)	1	1,512

Total United States - 0.4%		$1,512

TOTAL PREFERRED STOCKS – 0.4%		$1,512
(Cost: $1,814)

WARRANTS
United States – 0.0%
Ultra Resources, Inc., expires 7-14-25, Expires 7-14-25(B)(F)	4	$—*

TOTAL WARRANTS – 0.0%		$—
(Cost: $1)

ASSET-BACKED SECURITIES	Principal
Cayman Islands – 0.6%
Audax Senior Debt CLO II LLC, Series 2019-2A, Class C (3-Month U.S LIBOR plus 490 bps) 6.811%, 10-22-29(G)(H)	$250	234
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps) 3.834%, 11-13-31(G)(H)	800	625
Rockford Tower CLO Ltd., Series 2019-2A, Class B (3-Month U.S. LIBOR plus 193 bps) 3.625%, 8-20-32(G)(H)	500	487
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps) 5.035%, 10-20-30(G)(H)	250	222
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps) 5.385%, 1-20-29(G)(H)	500	429
Venture CDO Ltd., Series 2020-39A, Class D (3-Month U.S. LIBOR plus 425 bps) 5.710%, 4-15-33(G)(H)	750	707

		2,704

Ireland – 0.1%
GoldenTree Loan Management CLO Ltd., Series 2X, Class D (3-Month EURIBOR plus 285 bps) 2.850%, 1-20-32(D)(H)	EUR385	379

United States – 1.0%
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps) 4.719%, 7-15-26(G)(H)	$400	375
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps) 8.885%, 7-20-28(H)	1,350	1,067
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps) 7.548%, 7-23-31(G)(H)	750	507
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps) 4.491%, 10-25-30(G)(H)	1,000	861

Trinitas CLO Ltd., Ser 2019-11A, Class D (3-Month U.S. LIBOR plus 422 bps) 5.439%, 7-15-32(G)(H)	1,000	990
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps) 7.035%, 7-20-31(G)(H)	750	558

		4,358

TOTAL ASSET-BACKED SECURITIES – 1.7%		$7,441
(Cost: $8,582)

CORPORATE DEBT SECURITIES
Argentina
Energy – 0.2%
Pampa Energia S.A. 7.500%, 1-24-27(G)	1,200	968

Industrials – 0.1%
Aeropuertos Argentina 2000 S.A. 9.375%, 2-1-27(G)	553	431

Total Argentina - 0.3%		$1,399
Australia
Financials – 0.3%
Australia and New Zealand Banking Group Ltd. 4.500%, 3-19-24(G)	1,100	1,194

Utilities – 0.3%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(G)	1,100	1,157

Total Australia - 0.6%		$2,351
Austria
Consumer Staples – 0.4%
JBS Investments II GmbH (GTD by JBS S.A.) 7.000%, 1-15-26(G)	1,500	1,574

Financials – 0.0%
Vienna Insurance Group AG 5.500%, 10-9-43(D)	EUR100	124

Materials – 0.5%
Bahia Sul Holdings GmbH 5.750%, 7-14-26(G)	$2,000	2,185

Total Austria - 0.9%		$3,883
Bermuda
Communication Services – 0.2%
Digicel International Finance Ltd. 8.000%, 12-31-26(G)	86	52
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK) 13.000%, 12-31-25(G)(I)	110	92

Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK) 10.000%, 4-1-24(I)	901	622

		766

Consumer Staples – 0.3%
Bacardi Ltd. 4.450%, 5-15-25(G)	1,100	1,203

Energy – 0.2%
GeoPark Ltd. 5.500%, 1-17-27(G)	850	731

Total Bermuda - 0.7%		$2,700
Brazil
Communication Services – 0.0%
Globo Comunicacoes e Participacoes S.A. 4.875%, 1-22-30(G)	200	181

Industrials – 0.4%
Cosan Ltd. 5.500%, 9-20-29(G)	1,750	1,658

Materials – 0.7%
Fibria Overseas Finance Ltd. 4.000%, 1-14-25	850	875
Nexa Resources S.A. 6.500%, 1-18-28(G)	400	405
Unigel Luxembourg S.A. 8.750%, 10-1-26(G)	650	520
Vale Overseas Ltd. 6.250%, 8-10-26	1,025	1,206

		3,006

Utilities – 0.2%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(G)	1,000	1,013

Total Brazil - 1.3%		$5,858
Canada
Communication Services – 0.1%
Quebecor Media, Inc. 5.750%, 1-15-23	255	267

Consumer Discretionary – 0.1%
Gateway Casinos & Entertainment Ltd. 8.250%, 3-1-24(G)	562	461

Consumer Staples – 0.2%
Alimentation Couche-Tard, Inc. 2.700%, 7-26-22(G)	640	655

Energy – 0.9%
Seven Generations Energy Ltd.:
6.750%, 5-1-23(G)	1,257	1,207
5.375%, 9-30-25(G)	480	422
TransCanada PipeLines Ltd.:
3.800%, 10-1-20	800	806
4.250%, 5-15-28	900	1,035

		3,470

Financials – 0.6%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.) 4.350%, 4-15-30	800	903
Royal Bank of Canada:
3.700%, 10-5-23	750	820
4.650%, 1-27-26	550	640

		2,363

Health Care – 0.0%
Advanz Pharma Corp. 8.000%, 9-6-24	81	75

Industrials – 0.2%
Garda World Security Corp. (GTD by GW Intermediate Corp.) 4.625%, 2-15-27(G)	239	235
GFL Environmental, Inc.:
7.000%, 6-1-26(G)	376	391
5.125%, 12-15-26(G)	21	22
8.500%, 5-1-27(G)	102	111

		759

Information Technology – 0.4%
Kronos Acquisition Holdings, Inc. 9.000%, 8-15-23(G)	1,909	1,828

Materials – 0.6%
First Quantum Minerals Ltd.:
6.500%, 3-1-24(G)	650	613
6.875%, 3-1-26(G)	600	568
HudBay Minerals, Inc.:
7.250%, 1-15-23(G)	68	67
7.625%, 1-15-25(G)	102	98
NOVA Chemicals Corp.:
4.875%, 6-1-24(G)	661	616
5.250%, 6-1-27(G)	345	303

		2,265

Total Canada - 3.1%		$12,143
Cayman Islands
Communication Services – 0.2%
CK Hutchison International (16) Ltd. 1.875%, 10-3-21(G)	800	805

Financials – 0.8%
Grupo Aval Ltd. 4.375%, 2-4-30(G)	700	669
Itau Unibanco Holdings S.A.:
3.250%, 1-24-25(G)	1,070	1,053
4.625%, 8-27-68(G)	1,680	1,386

		3,108

Industrials – 0.2%
DP World Crescent Ltd. 3.875%, 7-18-29	600	589
LATAM Finance Ltd. 7.000%, 3-1-26(G)(J)	1,900	513
Lima Metro Line 2 Finance Ltd. 5.875%, 7-5-34(G)	108	127

		1,229

Total Cayman Islands - 1.2%		$5,142
Chile
Communication Services – 0.3%
VTR Comunicaciones S.p.A. 5.125%, 1-15-28(G)	530	541
VTR Finance B.V. 6.375%, 7-15-28(G)	698	716

		1,257

Consumer Discretionary – 0.3%
Saci Falabella 3.750%, 10-30-27(C)(G)	1,000	1,013

Energy – 0.2%
GeoPark Ltd. 6.500%, 9-21-24(G)	1,200	1,103

Financials – 0.3%
Banco del Estado de Chile 2.704%, 1-9-25(G)	1,300	1,336

Industrials – 0.2%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 5-7-30(G)	600	647

Utilities – 0.4%
AES Gener S.A. 6.350%, 10-7-79(G)	650	653
Enel Chile S.A. 4.875%, 6-12-28	840	937

		1,590

Total Chile - 1.7%		$6,946
China
Communication Services – 0.4%
Tencent Holdings Ltd. 2.985%, 1-19-23(G)	1,000	1,039
Weibo Corp. 3.500%, 7-5-24	900	931

		1,970

Consumer Discretionary – 0.6%
Alibaba Group Holding Ltd.:
2.800%, 6-6-23	900	946
3.400%, 12-6-27	1,500	1,666

		2,612

Energy – 0.2%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9-12-25(G)	800	901

Information Technology – 0.0%
Baidu, Inc. 3.425%, 4-7-30	250	271

Real Estate – 0.1%
Country Garden Holdings Co. Ltd.:
7.250%, 4-4-21	200	201
7.250%, 4-8-26	200	218

		419

Total China - 1.3%		$6,173
Columbia
Financials – 0.3%
Banco de Bogota S.A. 5.375%, 2-19-23	200	207
Bancolombia S.A.:
3.000%, 1-29-25	340	333
4.625%, 12-18-29	300	283

		823

Utilities – 0.5%
Empresas Publicas de Medellin E.S.P. 4.250%, 7-18-29(G)	1,900	1,905
Grupo Energia Bogota S.A. E.S.P. 4.875%, 5-15-30(G)	200	210

		2,115

Total Columbia - 0.8%		$2,938
Denmark
Financials – 0.4%
Danske Bank A.S.:
2.700%, 3-2-22(G)	800	826
5.000%, 1-12-23(G)	700	735

		1,561

Total Denmark - 0.4%		$1,561
France
Communication Services – 0.6%
Altice France S.A.:

7.375%, 5-1-26(G)	994	1,038
8.125%, 2-1-27(G)	1,300	1,423
3.375%, 1-15-28(D)(G)	EUR100	106

		2,567

Consumer Discretionary – 0.1%
Klesia Prevoyance 5.375%, 12-8-26(D)	300	349

Consumer Staples – 0.1%
Pernod Ricard S.A. 4.450%, 1-15-22(G)	$500	528

Financials – 0.5%
BNP Paribas S.A. 7.625%, 12-29-49(G)	1,800	1,827
Humanis Prevoyance 5.750%, 10-22-25(D)	EUR300	361
La Mondiale SAM 6.750%, 4-25-44(D)	100	128

		2,316

Materials – 0.1%
Constellium SE 5.625%, 6-15-28(G)	$250	246

Total France - 1.4%		$6,006
Germany
Financials – 0.1%
Techem Verwaltungsgesellschaft 674 mbH 2.000%, 7-15-25(D)	EUR400	428

Health Care – 0.0%
Nidda Healthcare Holding AG 3.500%, 9-30-24(D)(G)	100	110

Total Germany - 0.1%		$538
Hong Kong
Financials – 0.2%
AIA Group Ltd. 3.375%, 4-7-30(G)	$200	218
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(G)	600	647

		865

Information Technology – 0.1%
Xiaomi Best Time International Ltd. 3.375%, 4-29-30(G)	650	640

Real Estate – 0.1%
Shimao Property Holdings Ltd. 6.375%, 10-15-21	200	207

Total Hong Kong - 0.4%		$1,712
India
Communication Services – 0.1%
Network i2i Ltd. 5.650%, 4-15-68(G)	250	242

Utilities – 0.5%
Adani Electricity Mumbai Ltd. 3.949%, 2-12-30(G)	620	576
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd. 6.250%, 12-10-24(G)	900	938
Greenko Mauritius Ltd. 6.250%, 2-21-23(G)	650	649

		2,163

Total India - 0.6%		$2,405
Indonesia
Utilities – 0.2%
Perusahaan Listrik Negara 5.450%, 5-21-28(G)	700	806

Total Indonesia - 0.2%		$806
Ireland
Consumer Staples – 0.1%
Eurotorg LLC (Bonitron Designated Activity Co.) 8.750%, 10-30-22(G)	400	403

Materials – 0.0%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc. 4.125%, 8-15-26(G)	28	28

Total Ireland - 0.1%		$431
Isle of Man
Consumer Discretionary – 0.5%
GOHL Capital Ltd. 4.250%, 1-24-27	2,000	2,017

Total Isle of Man - 0.5%		$2,017
Israel
Utilities – 0.0%
Israel Electric Corp. Ltd. 5.000%, 11-12-24	200	224

Total Israel - 0.0%		$224
Italy
Communication Services – 0.1%
Telecom Italia S.p.A	200	219

Financials – 0.0%
UniCredit S.p.A. 5.459%, 6-30-35(G)	200	202

Total Italy - 0.1%		$421
Jamaica
Communication Services – 0.1%
Digicel Group Ltd. (5.000% Cash and 3.000% PIK) 8.000%, 4-1-25(G)(I)	123	31
Digicel Group Ltd. (7.000% Cash or 7.000% PIK) 7.000%, 10-1-68(G)(I)	101	7
Digicel Ltd. 6.750%, 3-1-23(G)	1,000	515

		553

Total Jamaica - 0.1%		$553
Japan
Financials – 0.9%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	600	658
Mizuho Financial Group, Inc. 3.170%, 9-11-27	600	648
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	940	1,018
3.936%, 10-16-23	900	989

		3,313

Total Japan - 0.9%		$3,313
Luxembourg
Communication Services – 1.2%
Altice Financing S.A.:

7.500%, 5-15-26(G)	645	677
5.000%, 1-15-28(G)	235	234
Altice France Holding S.A.:
10.500%, 5-15-27(G)	1,997	2,200
6.000%, 2-15-28(G)	1,618	1,528
Intelsat Jackson Holdings S.A. 9.500%, 9-30-22(G)(J)	414	459

		5,098

Consumer Staples – 0.3%
Minerva Luxembourg S.A. 5.875%, 1-19-28(G)	1,200	1,165

Energy – 0.1%
Offshore Drilling Holding S.A. 8.375%, 9-20-20(G)(K)	1,600	370

Financials – 0.1%
Rede D’Or Finance S.a.r.l. 4.500%, 1-22-30(G)	300	265

Industrials – 0.5%
Rumo Luxembourg S.a.r.l. 7.375%, 2-9-24(G)	1,750	1,840

Materials – 0.2%
ARD Finance S.A. (6.500% Cash or 7.250% PIK) 6.500%, 6-30-27(G)(I)	353	349
Monitchem Holdco 3 S.A. 5.250%, 3-15-25(D)(G)	EUR100	114
VM Holding S.A. 5.375%, 5-4-27(C)(G)	$250	242

		705

Total Luxembourg - 2.4%		$9,443
Macau
Consumer Discretionary – 0.3%
Sands China Ltd. 5.125%, 8-8-25	600	650
Wynn Macau Ltd.:
4.875%, 10-1-24(G)	200	195
5.500%, 10-1-27(G)	446	442

		1,287

Total Macau - 0.3%		$1,287
Malaysia
Energy – 0.1%
Petronas Capital Ltd. 3.500%, 4-21-30(G)	350	389

Total Malaysia - 0.1%		$389
Mauritius
Industrials – 0.1%
HTA Group Ltd. 7.000%, 12-18-25(G)	200	202

Total Mauritius - 0.1%		$202
Mexico
Communication Services – 0.2%
Axtel S.A.B. de C.V. 6.375%, 11-14-24(G)	650	675

Consumer Staples – 0.6%
Grupo Bimbo S.A.B. de C.V. 4.500%, 1-25-22(G)	1,250	1,309
Kimberly-Clark de Mexico 3.800%, 4-8-24(G)	1,000	1,030

		2,339

Energy – 0.3%
Petroleos Mexicanos 6.490%, 1-23-27(G)	1,300	1,187

Financials – 0.6%
Banco Santander (Mexico) S.A. 5.950%, 10-1-28(G)	350	359
Banco Santander S.A.:
4.125%, 11-9-22(G)	1,150	1,197
5.375%, 4-17-25(G)	600	657

		2,213

Industrials – 0.6%
Aerovias de Mexico S.A. de C.V. (GTD by Grupo Aeromexico S.A.B. de C.V.) 7.000%, 2-5-25(G)(J)	2,000	460
Alfa S.A.B. de C.V. 5.250%, 3-25-24(G)	1,400	1,491
Grupo Kuo S.A.B. de C.V. 5.750%, 7-7-27(G)	450	414

		2,365

Materials – 1.2%
CEMEX S.A.B. de C.V. 7.750%, 4-16-26(G)	550	562
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6-23-24(G)	2,146	2,162
Industrias Penoles S.A.B. de C.V.:
4.150%, 9-12-29(G)	700	726
5.650%, 9-12-49(G)	200	174
Orbia Advance Corp. S.A.B. de C.V. 4.000%, 10-4-27(G)	1,200	1,232

		4,856

Total Mexico - 3.5%		$13,635
Netherlands
Communication Services – 0.6%
VTR Finance B.V. 6.875%, 1-15-24(G)	2,364	2,418
Ziggo B.V. 2.875%, 1-15-30(D)(G)	EUR173	191

		2,609

Consumer Discretionary – 0.3%
Prosus N.V. 3.680%, 1-21-30(G)	$1,110	1,162

Consumer Staples – 0.2%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 7.000%, 3-15-24(G)	650	651

Financials – 0.7%
Aegon N.V. 4.000%, 4-25-44(D)	EUR200	236
ASR Nederland N.V. 5.125%, 9-29-45(D)	100	127
Enel Finance International N.V. 4.625%, 9-14-25(G)	$1,450	1,651
Syngenta Finance N.V. 5.182%, 4-24-28(G)	725	773

		2,787

Health Care – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23	600	567
6.750%, 3-1-28(C)	600	634

		1,201

Materials – 0.3%
Braskem Netherlands B.V.:
4.500%, 1-10-28(G)	500	468
4.500%, 1-31-30(G)	600	549

		1,017

Total Netherlands - 2.4%		$9,427
Nigeria
Financials – 0.2%
Africa Finance Corp. 4.375%, 4-17-26(G)	900	948

Total Nigeria - 0.2%		$948
Norway
Energy – 0.9%
Aker BP ASA:
6.000%, 7-1-22(G)	1,500	1,526
4.750%, 6-15-24(G)	900	906
3.750%, 1-15-30(G)	1,400	1,315

		3,747

Total Norway - 0.9%		$3,747
Peru
Consumer Discretionary – 0.2%
InRetail Shopping Malls 5.750%, 4-3-28(G)	1,000	981

Financials – 0.7%
Banco de Credito del Peru:
4.250%, 4-1-23(G)	550	580
3.125%, 7-1-30(G)	100	99
Banco Internacional del Peru S.A. 3.250%, 10-4-26(G)	1,500	1,513
Corporacion Financiera de Desarrolla S.A. 4.750%, 2-8-22(G)	550	571

		2,763

Utilities – 0.5%
Fenix Power Peru S.A. 4.317%, 9-20-27	726	717
Kallpa Generacion S.A. 4.875%, 5-24-26(G)	1,000	1,056

		1,773

Total Peru - 1.4%		$5,517
Qatar
Energy – 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9-30-20(G)	129	130

Total Qatar - 0.0%		$130
Russia
Materials – 0.1%
Petropavlovsk 2016 Ltd. (GTD by Petropavlovsk plc, JSC Pokrovskiy Rudnik, LLC Albynskiy Rudnik and LLC Malomirskiy Rudnik) 8.125%, 11-14-22(G)	250	261

Total Russia - 0.1%		$261
Saint Lucia
Communication Services – 0.4%
Digicel Group Ltd. 8.750%, 5-25-24(G)	216	212
Digicel International Finance Ltd. 8.750%, 5-25-24(G)	1,447	1,414

		1,626

Total Saint Lucia - 0.4%		$1,626
South Korea
Communication Services – 0.1%
SK Telecom Co. Ltd. 3.750%, 4-16-23(G)	500	535

Financials – 0.6%
Hyundai Capital Services, Inc. 3.750%, 3-5-23(G)	900	944
Kookmin Bank 2.125%, 10-21-20(G)	750	753
Woori Bank 2.625%, 7-20-21(G)	750	761

		2,458

Total South Korea - 0.7%		$2,993
Spain
Financials – 0.3%
Banco Santander S.A. 2.706%, 6-27-24	1,400	1,471
Mapfre S.A. 4.375%, 3-31-47(D)	EUR100	122

		1,593

Total Spain - 0.3%		$1,593
Sweden
Financials – 0.0%
Skandinaviska Enskilda Banken AB 1.375%, 10-31-28(D)	100	113

Information Technology – 0.1%
Verisure Holding AB (3-Month EURIBOR plus 500 bps) 5.000%, 4-15-25(D)(G)(H)	100	112
Verisure Holding AB (3-Month EURIBOR plus 500 bps) 5.000%, 4-15-25(D)(H)	100	113

		225

Total Sweden - 0.1%		$338
Switzerland
Financials – 0.2%
Credit Suisse Group AG 4.282%, 1-9-28(G)	$700	784

Total Switzerland - 0.2%		$784
Turkey
Industrials – 0.4%
Koc Holding A.S. 6.500%, 3-11-25(G)	1,700	1,737

Total Turkey - 0.4%		$1,737
United Arab Emirates
Consumer Discretionary – 0.2%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC 7.125%, 7-31-26(G)	800	760

Energy – 0.4%
Abu Dhabi National Energy Co.

4.375%, 4-23-25(G)	1,400	1,559

Financials – 0.4%
ICICI Bank Ltd. 4.000%, 3-18-26(G)	1,200	1,235
NBK Tier 1 Financing (2) Ltd. 4.500%, 5-27-68(G)	300	284

		1,519

Total United Arab Emirates - 1.0%		$3,838
United Kingdom
Communication Services – 0.1%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.) 8.500%, 7-13-22(G)	400	394

Consumer Staples – 0.5%
Imperial Tobacco Finance plc 3.750%, 7-21-22(G)	1,100	1,148
MARB BondCo plc 6.875%, 1-19-25(G)	600	598

		1,746

Energy – 0.2%
EG Global Finance plc:
4.375%, 2-7-25(D)(G)	EUR186	192
6.250%, 10-30-25(D)(G)	109	119
KCA Deutag UK Finance plc 7.250%, 5-15-21(G)	$1,000	479

		790

Financials – 1.6%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(G)	500	569
Ardonagh Midco 2 plc 11.500%, 1-15-27(G)	1,123	1,129
Barclays plc 4.337%, 1-10-28	700	777
Galaxy Bidco Ltd. 6.500%, 7-31-26(D)	GBP200	250
HSBC Holdings plc 4.583%, 6-19-29	$800	924
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	900	1,008
State Bank of India 4.375%, 1-24-24(G)	2,500	2,654

		7,311

Health Care – 0.1%
SYNLAB Bondco plc (3-Month EURIBOR plus 475 bps) 4.492%, 7-1-25(D)(G)(H)	EUR200	224

Materials – 0.0%
AngloGold Ashanti Holdings plc 6.500%, 4-15-40	$120	138

Total United Kingdom - 2.5%		$10,603
United States
Communication Services – 4.1%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.000%, 2-1-28(G)	909	939
4.500%, 8-15-30(G)	433	442
4.500%, 5-1-32(G)	110	111
Clear Channel Outdoor Holdings, Inc. 5.125%, 8-15-27(G)	996	956

Clear Channel Worldwide Holdings, Inc. 9.250%, 2-15-24	706	655
CSC Holdings LLC:
5.500%, 5-15-26(G)	500	513
5.375%, 2-1-28(G)	1,214	1,269
5.750%, 1-15-30(G)	248	259
DISH DBS Corp.:
5.875%, 7-15-22	1,000	1,017
5.875%, 11-15-24	354	352
7.750%, 7-1-26	620	657
7.375%, 7-1-28(G)	133	132
Front Range BidCo, Inc. 4.000%, 3-1-27(G)	123	117
Frontier Communications Corp.:
7.125%, 1-15-23(J)	43	13
6.875%, 1-15-25(J)	1,122	334
11.000%, 9-15-25(J)	1,751	604
8.500%, 4-1-26(G)(J)	2,597	2,455
8.000%, 4-1-27(G)(J)	1,928	1,957
9.000%, 8-15-31(J)	43	13
Lamar Media Corp. 4.000%, 2-15-30(G)	107	102
MDC Partners, Inc. 6.500%, 5-1-24(G)	631	587
Neptune Finco Corp. 6.625%, 10-15-25(G)	225	234
Nexstar Escrow Corp. 5.625%, 8-1-24(G)	159	160
Nexstar Escrow, Inc. 5.625%, 7-15-27(G)	30	30
Northwest Fiber LLC 10.750%, 6-1-28(G)	162	168
West Corp. 8.500%, 10-15-25(G)	3,594	2,857

		16,933

Consumer Discretionary – 4.6%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.) 8.750%, 7-15-25(G)	465	458
Adient U.S. LLC 9.000%, 4-15-25(G)	105	113
Allison Transmission, Inc. 5.000%, 10-1-24(G)	178	178
Asbury Automotive Group, Inc.:
4.500%, 3-1-28(G)	409	397
4.750%, 3-1-30(G)	742	723
Beacon Roofing Supply, Inc. 4.500%, 11-15-26(G)	84	83
Boyd Gaming Corp.:
8.625%, 6-1-25(G)	129	135
4.750%, 12-1-27(G)	357	306
Boyne USA, Inc. 7.250%, 5-1-25(G)	476	499
Carvana Co. 8.875%, 10-1-23(G)	499	500
Cedar Fair Entertainment Co., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC 5.500%, 5-1-25(G)	864	868

Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC 5.375%, 4-15-27	405	363
Churchill Downs, Inc. 5.500%, 4-1-27(G)	107	104
Colt Merger Sub, Inc.:
6.250%, 7-1-25(G)	531	527
8.125%, 7-1-27(G)	816	793
Everi Payments, Inc. 7.500%, 12-15-25(G)	659	631
Ford Motor Co.:
8.500%, 4-21-23	262	277
9.000%, 4-22-25	262	284
Golden Nugget, Inc. 6.750%, 10-15-24(G)	1,042	749
K. Hovnanian Enterprises, Inc. 10.500%, 2-15-26(G)	700	602
L Brands, Inc.:
6.875%, 7-1-25(G)	67	69
9.375%, 7-1-25(G)	121	121
Laureate Education, Inc. 8.250%, 5-1-25(G)	751	779
Lennar Corp. 4.125%, 1-15-22	233	236
Lithia Motors, Inc.:
5.250%, 8-1-25(G)	105	105
4.625%, 12-15-27(G)	345	342
Live Nation Entertainment, Inc. 4.750%, 10-15-27(G)	258	222
Marriott Ownership Resorts, Inc. (GTD by Marriott Vacations Worldwide Corp.) 6.125%, 9-15-25(G)	306	313
NCL Corp. Ltd. 12.250%, 5-15-24(G)	253	265
Nielsen Finance LLC and Nielsen Finance Co. 5.000%, 4-15-22(G)	172	172
Nordstrom, Inc.:
4.000%, 10-15-21	63	63
8.750%, 5-15-25(G)	53	57
Party City Holdings, Inc. 6.625%, 8-1-26(G)	343	74
Ross Stores, Inc. 4.800%, 4-15-30	800	958
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10-15-25(G)	177	163
8.250%, 3-15-26(G)	1,000	887
7.000%, 5-15-28(G)	47	38
7.250%, 11-15-29(G)	47	38
Service Corp. International 5.125%, 6-1-29	341	367
Six Flags Theme Parks, Inc. 7.000%, 7-1-25(G)	52	54
Sonic Automotive, Inc. 6.125%, 3-15-27	213	211
Staples, Inc.:
7.500%, 4-15-26(G)	3,500	2,750
10.750%, 4-15-27(G)	1,335	815
Tesla, Inc. (GTD by SolarCity Corp.) 5.300%, 8-15-25(G)	34	34
Volkswagen Group of America, Inc. 4.250%, 11-13-23(G)	1,000	1,094

William Carter Co. (The) 5.500%, 5-15-25(G)	378	390

		19,207

Consumer Staples – 2.8%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4-13-28	850	981
Bunge Ltd. Finance Corp. 3.500%, 11-24-20	980	989
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(G)	1,339	1,357
5.750%, 6-15-25(G)	1,017	1,030
JBS USA Lux S.A. and JBS USA Finance, Inc. 6.750%, 2-15-28(G)	1,014	1,071
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(G)	404	429
5.500%, 1-15-30(G)	483	495
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	775	930
Performance Food Group, Inc. 6.875%, 5-1-25(G)	66	68
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(G)	170	170
5.875%, 9-30-27(G)	636	636
Post Holdings, Inc.:
5.000%, 8-15-26(G)	289	290
5.750%, 3-1-27(G)	1,185	1,227
Reynolds American, Inc. 4.450%, 6-12-25	800	901
Simmons Foods, Inc.:
7.750%, 1-15-24(G)	314	328
5.750%, 11-1-24(G)	1,393	1,323

		12,225

Energy – 1.8%
Bellatrix Exploration Ltd. 8.500%, 9-11-23(J)	228	—
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK) 9.500%, 12-15-23(I)(J)	249	—
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	200	68
6.375%, 7-1-26	246	81
Comstock Escrow Corp. 9.750%, 8-15-26	2,082	1,947
Crownrock L.P. 5.625%, 10-15-25(G)	1,333	1,195
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(G)	513	491
5.750%, 1-30-28(G)	347	333
Endeavor Energy Resources L.P. and EER Finance, Inc. 6.625%, 7-15-25(G)	324	326
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(G)(J)	235	—*
8.000%, 2-15-25(G)(J)	248	—*
7.750%, 5-15-26(G)(J)	367	73
EQT Corp. 6.125%, 2-1-25(C)	262	261
Extraction Oil & Gas, Inc.

5.625%, 2-1-26(G)(J)	460	89
Laredo Petroleum, Inc.:
9.500%, 1-15-25	705	488
10.125%, 1-15-28(C)	470	324
Moss Creek Resources Holdings, Inc. 7.500%, 1-15-26(G)	538	269
Nine Energy Service, Inc. 8.750%, 11-1-23(G)	375	183
PBF Holding Co. LLC:
9.250%, 5-15-25(G)	152	163
6.000%, 2-15-28(G)	234	194
QEP Resources, Inc.:
5.250%, 5-1-23(C)	228	151
5.625%, 3-1-26	210	133
Reliance Holding USA, Inc. 4.500%, 10-19-20(G)	500	504
Sanchez Energy Corp. 7.250%, 2-15-23(G)(J)	122	1

		7,274

Financials – 6.1%
Alliance Data Systems Corp. 4.750%, 12-15-24(G)	500	450
Amwins Group, Inc. 7.750%, 7-1-26(G)	731	767
Bank of America Corp. 3.593%, 7-21-28	900	1,011
BBVA Bancomer S.A.:
6.500%, 3-10-21(G)	265	271
5.875%, 9-13-34(G)	1,300	1,268
BCPE Cycle Merger Sub II, Inc. 10.625%, 7-15-27(G)	990	1,020
Citigroup, Inc. 3.520%, 10-27-28	950	1,047
Compass Group Diversified Holdings LLC 8.000%, 5-1-26(G)	1,396	1,420
Cooperatieve Rabobank U.A. 3.125%, 4-26-21	750	767
CURO Group Holdings Corp. 8.250%, 9-1-25(G)	549	439
Ford Motor Credit Co. LLC 3.096%, 5-4-23	1,300	1,232
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	1,000	1,130
Hub International Ltd. 7.000%, 5-1-26(G)	371	371
Industrial and Commercial Bank of China Ltd. 2.957%, 11-8-22	750	778
INTL FCStone, Inc. 8.625%, 6-15-25(G)	636	664
JPMorgan Chase & Co.:
3.540%, 5-1-28	800	893
4.000%, 10-1-68	700	612
MetLife, Inc. 10.750%, 8-1-39	530	817
Metropolitan Life Global Funding I 2.950%, 4-9-30(G)	700	767
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK) 10.625%, 5-1-19(G)(I)(J)	3,519	1,583
NFP Corp.:
7.000%, 5-15-25(G)	259	272
8.000%, 7-15-25(G)	502	491
6.875%, 7-15-25(G)	2,595	2,490

Provident Funding Associates L.P. and PFG Finance Corp. 6.375%, 6-15-25(G)	1,189	1,112
Refinitiv U.S. Holdings, Inc. 8.250%, 11-15-26(G)	1,135	1,229
TerraForm Global Operating LLC (GTD by TerraForm Global LLC) 6.125%, 3-1-26(G)	1,150	1,133
TerraForm Power Operating LLC (GTD by TerraForm Power LLC):
5.000%, 1-31-28(G)	83	86
4.750%, 1-15-30(G)	383	389
Wells Fargo & Co. 4.300%, 7-22-27	875	1,004

		25,513

Health Care – 2.8%
Bausch Health Cos., Inc.:
9.000%, 12-15-25(G)	167	180
9.250%, 4-1-26(G)	488	529
8.500%, 1-31-27(G)	929	986
Bayer U.S. Finance II LLC 2.850%, 4-15-25(G)	1,000	1,058
Catalent Pharma Solutions, Inc. 2.375%, 3-1-28(D)(G)	EUR184	196
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(G)	$600	610
4.500%, 1-15-23(G)	1,900	2,007
HCA, Inc. (GTD by HCA Holdings, Inc.) 3.500%, 9-1-30	43	41
Heartland Dental LLC 8.500%, 5-1-26(G)	894	810
Hologic, Inc. 4.625%, 2-1-28(G)	154	160
Par Pharmaceutical, Inc. 7.500%, 4-1-27(G)	510	523
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc. 9.750%, 12-1-26(G)	644	657
Surgery Center Holdings, Inc. 10.000%, 4-15-27(C)(G)	1,150	1,150
Verscend Holding Corp. 9.750%, 8-15-26(G)	2,141	2,307

		11,214

Industrials – 2.7%
Ahern Rentals, Inc. 7.375%, 5-15-23(G)	770	370
Arconic Rolled Products Corp. 6.125%, 2-15-28(G)	94	94
BAE Systems Holdings, Inc. 3.800%, 10-7-24(G)	500	549
BBA U.S. Holdings, Inc. 4.000%, 3-1-28(G)	422	381
Boeing Co. (The) 4.508%, 5-1-23	650	686
Brink’s Co. (The) 4.625%, 10-15-27(G)	80	77
Energizer Holdings, Inc. 6.375%, 7-15-26(G)	711	735
JELD-WEN, Inc. 6.250%, 5-15-25(G)	115	119
Mileage Plus Holdings LLC

6.500%, 6-20-27(G)	560	562
Prime Security Services Borrower LLC and Prime Finance, Inc. 6.250%, 1-15-28(G)	352	331
Standard Industries, Inc. 2.250%, 11-21-26(D)(G)	EUR100	106
TransDigm UK Holdings plc 6.875%, 5-15-26	$1,413	1,314
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 5-15-25	215	201
6.250%, 3-15-26(G)	1,499	1,498
6.375%, 6-15-26	287	262
7.500%, 3-15-27	474	456
5.500%, 11-15-27	1,248	1,089
United Rentals (North America), Inc. (GTD by United Rentals, Inc.) 3.875%, 11-15-27	60	60
Waste Pro USA, Inc. 5.500%, 2-15-26(G)	94	90
Wolverine Escrow LLC:
8.500%, 11-15-24(G)	1,291	846
9.000%, 11-15-26(G)	1,883	1,233
13.125%, 11-15-27(G)	142	92

		11,151

Information Technology – 1.1%
ACI Worldwide, Inc. 5.750%, 8-15-26(G)	17	18
Boxer Parent Co., Inc. 6.500%, 10-2-25(D)(G)	EUR100	116
Broadcom, Inc. 5.000%, 4-15-30(G)	$800	920
Entegris, Inc. 4.375%, 4-15-28(G)	63	64
Itron, Inc. 5.000%, 1-15-26(G)	762	759
j2 Cloud Services LLC and j2 Global, Inc. 6.000%, 7-15-25(G)	270	275
NCR Corp.:
8.125%, 4-15-25(G)	210	222
5.750%, 9-1-27(G)	136	136
6.125%, 9-1-29(G)	174	175
Orbcomm, Inc. 8.000%, 4-1-24(G)	859	816
Riverbed Technology, Inc. and Project Homestake Merger Corp. 8.875%, 3-1-23(G)	791	480
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.) 9.250%, 4-15-25(G)	130	137
Science Applications International Corp. 4.875%, 4-1-28(G)	508	506
SS&C Technologies Holdings, Inc. 5.500%, 9-30-27(G)	130	132

		4,756

Materials – 1.3%
American Greetings Corp. 8.750%, 4-15-25(G)	716	608
Crown Americas LLC and Crown Americas Capital Corp. IV 4.500%, 1-15-23	26	26
Crown Americas LLC and Crown Americas Capital Corp. V 4.250%, 9-30-26	135	138

Freeport-McMoRan, Inc. 4.250%, 3-1-30	1,335	1,295
Glencore Funding LLC 4.125%, 3-12-24(G)	900	965
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC) 3.500%, 3-15-28(G)	323	320
GUSAP III L.P. 4.250%, 1-21-30(G)	1,100	1,079
Hillman Group, Inc. (The) 6.375%, 7-15-22(G)	1,061	979
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A. 5.125%, 7-15-23(G)	67	68
Sealed Air Corp. 4.000%, 12-1-27(G)	232	232

		5,710

Real Estate – 0.5%
Aircastle Ltd. 4.400%, 9-25-23	800	776
Crown Castle International Corp. 3.700%, 6-15-26	1,100	1,227

		2,003

Utilities – 0.9%
Clearway Energy Operating LLC 5.750%, 10-15-25	371	385
Great Plains Energy, Inc. 4.850%, 6-1-21	1,100	1,130
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.) 6.000%, 4-15-25(G)	1,626	1,703
NRG Yield Operating LLC 5.000%, 9-15-26	384	389

		3,607

Total United States - 28.7%		$119,593
Uruguay
Industrials – 0.1%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc. 10.750%, 7-1-25(G)	400	413

Total Uruguay - 0.1%		$413
Venezuela
Financials – 0.5%
Corporacion Andina de Fomento:
4.375%, 6-15-22	1,500	1,587
2.375%, 5-12-23	320	328

		1,915

Total Venezuela - 0.5%		$1,915

Vietnam
Energy – 0.2%
Mong Duong Finance Holdings B.V. 5.125%, 5-7-29(G)	650	652

Total Vietnam - 0.2%		$652

TOTAL CORPORATE DEBT SECURITIES – 63.2%		$260,591
(Cost: $269,458)

MORTGAGE-BACKED SECURITIES
Cayman Islands – 0.7%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps) 7.219%, 10-15-27(G)(H)	1,000	827
Diameter Credit Funding II Ltd., Series 2019-2A, Class A 3.940%, 1-25-38(G)	1,000	997
Diameter Credit Funding II Ltd., Series 2019-2A, Class B 4.540%, 1-25-38(G)	500	499
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class C (3-Month U.S. LIBOR plus 250 bps) 4.080%, 4-15-33(G)(H)	250	244
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class D (3-Month U.S. LIBOR plus 350 bps) 5.080%, 4-15-33(G)(H)	250	232
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E (3-Month U.S. LIBOR plus 645 bps) 8.030%, 4-15-33(G)(H)	250	211
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps) 6.437%, 1-28-30(G)(H)	250	207

		3,217

United States – 1.2%
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps) 4.285%, 4-15-35(G)(H)	600	422
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class F (1-Month U.S. LIBOR plus 420 bps) 4.060%, 12-15-36(G)(H)	400	258
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FRR1, Class A-K10 4.286%, 11-27-49(G)	2,089	2,053
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps) 3.035%, 2-25-23(G)(H)	2,000	1,960

		4,693

TOTAL MORTGAGE-BACKED SECURITIES – 1.9%		$7,910
(Cost: $8,553)

OTHER GOVERNMENT SECURITIES(L)
Argentina – 0.2%
Republic of Argentina 5.625%, 1-26-22(J)	1,700	705

Columbia – 0.5%
Republic of Colombia:
2.625%, 3-15-23	1,100	1,111
4.500%, 3-15-29	800	877
Republic of Columbia 3.125%, 4-15-31	200	199

		2,187

Costa Rica – 0.1%
Costa Rica Government Bond 4.250%, 1-26-23(G)	400	378

Egypt – 0.1%
Arab Republic of Egypt 5.750%, 5-29-24(G)	250	251

Indonesia – 1.3%
Republic of Indonesia:
3.750%, 4-25-22(G)	1,750	1,816
2.950%, 1-11-23	2,400	2,468
3.850%, 10-15-30	900	1,001

		5,285

Israel – 0.2%
Israel Government Bond 2.750%, 7-3-30	700	770

Mexico – 0.7%
United Mexican States:
4.150%, 3-28-27	1,000	1,070
3.250%, 4-16-30	1,654	1,639

		2,709

Panama – 0.2%
Republic of Panama 3.750%, 4-17-26	900	942

Peru – 0.2%
Republic of Peru 2.392%, 1-23-26	1,000	1,038

Poland – 0.1%
Republic of Poland 5.125%, 4-21-21	500	519

Qatar – 0.2%
Qatar Government Bond 2.375%, 6-2-21(G)	800	810

Saudi Arabia – 0.4%
Saudi Arabia Government Bond:
2.375%, 10-26-21(G)	500	507
2.875%, 3-4-23(G)	1,000	1,043

		1,550

Serbia – 0.1%
Republic of Serbia 7.250%, 9-28-21(G)	250	266

South Africa – 0.1%
Republic of South Africa 4.875%, 4-14-26	600	599

Turkey – 0.3%
Turkey Government Bond 6.350%, 8-10-24	1,250	1,262

Uruguay – 0.2%
Republica Orient Uruguay:

4.500%, 8-14-24(C)	600	656
4.975%, 4-20-55	100	128

		784

Uzbekistan – 0.1%
Republic of Uzbekistan 4.750%, 2-20-24(G)	250	263

Vietnam – 0.1%
Vietnam Government Bond 4.800%, 11-19-24(G)	450	490

TOTAL OTHER GOVERNMENT SECURITIES – 5.1%		$20,808
(Cost: $21,087)

LOANS(H)
Canada
Consumer Discretionary – 0.2%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps) 5.000%, 5-15-23	850	807

Information Technology – 0.0%
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps) 8.000%, 5-15-23(B)	94	92

Total Canada - 0.2%		$899

France
Health Care – 0.1%
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps) 3.000%, 7-9-26(D)	EUR250	272

Total France - 0.1%		$272

Germany
Consumer Discretionary – 0.1%
Speedster Bidco GmbH (3-Month EURIBOR plus 325 bps) 3.250%, 2-14-27(D)	250	265

Health Care – 0.1%
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 350 bps) 3.500%, 8-21-26(D)	250	269

Total Germany - 0.2%		$534

Ireland
Financials – 0.2%
ION Trading Finance Ltd. (3-Month EURIBOR plus 325 bps) 4.250%, 11-21-24(D)	249	269
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps) 5.072%, 11-21-24	$276	264

		533

Total Ireland - 0.2%		$533

Isle of Man
Consumer Discretionary – 0.1%
GVC Holdings plc (ICE LIBOR plus 225 bps) 3.308%, 3-16-24	244	236

Total Isle of Man - 0.1%		$236

Luxembourg
Communication Services – 0.4%
eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps) 3.250%, 5-15-26(D)	EUR153	167
Intelsat Jackson Holdings S.A. 0.000%, 7-13-21(M)	$199	202
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 375 bps) 8.000%, 11-27-23(J)	906	900
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 550 bps) 6.500%, 7-13-21	192	194
Telenet International Finance S.a.r.l. (6-Month EURIBOR plus 225 bps) 2.250%, 4-30-29(D)	EUR250	273

		1,736

Industrials – 0.1%
Loire Finco Luxembourg S.a.r.l. (ICE LIBOR plus 350 bps) 3.678%, 3-13-27	$500	479

Information Technology – 0.1%
ION Corporate Solutions Finance S.a.r.l. (1-Month EURIBOR plus 425 bps) 4.250%, 10-24-25(D)	EUR348	375

Materials – 0.1%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps) 5.478%, 7-28-24	$344	311
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps) 4.558%, 7-28-24	1	1

		312

Total Luxembourg - 0.7%		$2,902

Netherlands
Communication Services – 0.3%
Telenet Financing USD LLC (ICE LIBOR plus 200 bps) 2.185%, 4-30-28	250	235
UPC Broadband Holding B.V. (3-Month EURIBOR plus 250 bps) 2.500%, 4-30-29(D)	EUR500	544
Ziggo B.V. (3-Month EURIBOR plus 300 bps) 3.000%, 1-31-29(D)	500	542

		1,321

Consumer Staples – 0.1%
Upfield B.V. (3-Month EURIBOR plus 350 bps) 3.500%, 7-2-25(D)	250	267

Total Netherlands - 0.4%		$1,588

Saint Lucia
Communication Services – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps) 3.800%, 5-27-24	$485	406

Total Saint Lucia - 0.1%		$406

Spain
Health Care – 0.1%
Grifols S.A. (3-Month EURIBOR plus 225 bps) 2.250%, 11-15-27(D)	EUR249	273

Total Spain - 0.1%		$273

United Kingdom
Consumer Discretionary – 0.1%
EG Finco Ltd. (3-Month EURIBOR plus 400 bps) 4.000%, 2-5-25(D)	497	522

Financials – 0.1%
THG Operations Holdings Ltd. (3-Month EURIBOR plus 450 bps) 4.500%, 12-10-26(D)	250	274

Health Care – 0.1%
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps) 5.844%, 4-4-25(B)(D)	GBP500	564

Total United Kingdom - 0.3%		$1,360

United States
Communication Services – 2.9%
ABG Intermediate Holdings 2 LLC (ICE LIBOR plus 350 bps) 3.678%, 9-29-24	$198	184
Advantage Sales & Marketing, Inc.:
0.000%, 7-25-21(M)	685	624
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps):
3.558%, 7-25-21	132	120
4.250%, 7-25-21	434	396
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps) 7.500%, 7-25-22	530	436
CenturyLink, Inc. (3-Month ICE LIBOR plus 225 bps) 2.428%, 3-15-27	641	603
CenturyLink, Inc. (ICE LIBOR plus 200 bps) 2.178%, 1-31-25	910	867
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps) 4.260%, 8-1-26	1,186	1,072
CSC Holdings LLC (ICE LIBOR plus 225 bps) 2.435%, 7-17-25	209	197
Front Range BidCo, Inc. (ICE LIBOR plus 300 bps) 3.178%, 3-9-27	249	236
Frontier Communications Corp. 0.000%, 3-15-24(M)	1,036	1,005

Frontier Communications Corp. (ICE LIBOR plus 375 bps):
5.350%, 6-15-24(J)	622	605
6.000%, 6-15-24(J)	2	2
Iridium Satellite LLC (ICE LIBOR plus 375 bps) 4.750%, 11-4-26	249	244
Level 3 Parent LLC (ICE LIBOR plus 175 bps) 1.928%, 3-1-27	148	140
Nexstar Broadcasting, Inc. (3-Month ICE LIBOR plus 275 bps) 2.923%, 9-19-26	240	228
Northwest Fiber LLC (ICE LIBOR plus 550 bps):
5.673%, 5-1-27(B)	1,022	1,011
5.674%, 5-1-27(B)	196	195
Recorded Books, Inc. (ICE LIBOR plus 425 bps) 4.444%, 8-31-25	445	427
Sinclair Television Group, Inc. (ICE LIBOR plus 250 bps) 2.690%, 9-30-26	248	236
T-Mobile USA, Inc. (ICE LIBOR plus 300 bps) 3.178%, 4-1-27	250	249
West Corp. (3-Month ICE LIBOR plus 400 bps) 5.000%, 10-10-24	2,296	1,950

		11,027

Consumer Discretionary – 2.5%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.000%, 7-2-22	610	487
Academy Sports + Outdoors (ICE LIBOR plus 500 bps) 0.000%, 7-2-22(M)	147	118
Alterra Mountain Co. (ICE LIBOR plus 450 bps) 5.500%, 5-13-26(B)	249	244
Asurion LLC (ICE LIBOR plus 600 bps) 6.678%, 8-4-25	731	726
Belron Finance U.S. LLC (ICE LIBOR plus 250 bps) 3.260%, 11-7-26	249	239
Caesars Resort Collection LLC 0.000%, 6-19-25(M)	250	234
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps) 9.572%, 8-30-26(J)	297	167
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps) 7.006%, 7-9-20	794	793
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps) 5.435%, 11-9-20	800	794
frontdoor, Inc. (ICE LIBOR plus 250 bps)

2.688%, 8-16-25	246	238
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps) 5.185%, 8-9-20	120	120
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps) 6.322%, 6-8-25	196	181
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps) 6.000%, 10-16-23	862	520
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps) 10.250%, 5-21-24	784	274
NPC International, Inc. (ICE LIBOR plus 750 bps) 8.500%, 4-18-25	616	12
Party City Holdings, Inc. (ICE LIBOR plus 250 bps):
4.100%, 8-19-22	279	132
3.250%, 8-19-22	10	4
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps) 3.750%, 10-19-23	88	84
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps) 4.250%, 1-26-23	554	449
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps) 5.322%, 6-15-25	790	735
Staples, Inc. 0.000%, 4-12-26(M)	992	851
Staples, Inc. (ICE LIBOR plus 500 bps) 5.687%, 4-12-26	1,069	917
Talbots, Inc. (The) (ICE LIBOR plus 700 bps) 8.000%, 11-28-22	692	556
TRLG Intermediate Holdings LLC 10.000%, 10-27-22(J)	146	64
United PF Holdings LLC (ICE LIBOR plus 400 bps) 4.308%, 1-6-27	630	555
United PF Holdings LLC (ICE LIBOR plus 850 bps) 9.500%, 12-30-26(B)	174	174
Wheel Pros, Inc. (ICE LIBOR plus 475 bps) 5.822%, 4-4-25	146	132
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps) 4.928%, 4-4-25	99	89

		9,889

Consumer Staples – 0.1%
Froneri U.S., Inc. (ICE LIBOR plus 225 bps) 2.428%, 1-30-27	500	469

Energy – 0.6%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps) 11.375%, 12-31-21	510	23
California Resources Corp. (ICE LIBOR plus 475 bps) 5.750%, 12-31-22	376	128

ChampionX Holding, Inc. (ICE LIBOR plus 500 bps) 6.000%, 6-1-27(B)	470	461
EG America LLC (ICE LIBOR plus 400 bps) 5.072%, 2-5-25	290	272
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps) 5.370%, 3-1-26	1,100	840
Foresight Energy LLC (ICE LIBOR plus 725 bps) 7.363%, 3-28-22(J)	1,584	95
Foresight Energy LLC (ICE LIBOR plus 800 bps) 8.300%, 6-29-27	356	356
Oryx Midstream Holdings LLC (ICE LIBOR plus 400 bps) 4.178%, 5-22-26	62	55
Westmoreland Coal Co. (ICE LIBOR plus 650 bps) 9.250%, 3-15-22(B)	118	106
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK) 15.000%, 3-15-29(B)(I)	512	308

		2,644

Financials – 1.1%
Alera Group Intermediate Holdings, Inc. (3-Month ICE LIBOR plus 450 bps) 5.072%, 8-1-25(B)	249	238
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps) 4.678%, 2-28-25	1,617	1,395
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps) 5.072%, 12-3-22	549	534
AssuredPartners, Inc. (ICE LIBOR plus 350 bps) 3.678%, 2-13-27	249	237
Deerfield Dakota Holding LLC (ICE LIBOR plus 375 bps) 4.750%, 3-5-27	250	243
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps) 6.930%, 7-20-26	780	708
Gulf Finance LLC (ICE LIBOR plus 525 bps):
6.250%, 8-25-23	1,078	690
HarbourVest Partners LLC (ICE LIBOR plus 225 bps) 2.565%, 3-1-25	202	193
MA FinanceCo. LLC (ICE LIBOR plus 275 bps) 2.678%, 6-21-24	34	31
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
3.500%, 7-20-20	10	9
2.250%, 7-20-20	16	16

Refinitiv U.S. Holdings, Inc. (3-Month EURIBOR plus 400 bps) 3.250%, 10-1-25(D)	EUR138	152

		4,446

Health Care – 2.0%
Advanz Pharma Corp. Ltd. 0.000%, 9-6-24(M)	$54	50
Albany Molecular Research, Inc. (ICE LIBOR plus 325 bps) 4.250%, 8-31-24	243	234
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps) 3.688%, 5-4-25	492	449
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps) 5.000%, 10-20-23	145	135
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps) 5.386%, 5-15-25	138	107
Concordia International Corp. (ICE LIBOR plus 550 bps) 6.500%, 9-6-24	218	202
Elanco Animal Health, Inc. 0.000%, 2-4-27(M)	250	238
Endo Luxembourg Finance Co. I S.a.r.l. (ICE LIBOR plus 425 bps) 5.000%, 4-27-24	132	124
Exactech, Inc. (ICE LIBOR plus 375 bps) 4.750%, 2-14-25	244	209
Hanger, Inc. (ICE LIBOR plus 350 bps) 3.678%, 3-6-25	244	233
Heartland Dental LLC 0.000%, 4-30-25(M)	102	90
Heartland Dental LLC (ICE LIBOR plus 375 bps) 3.678%, 4-30-25	1,175	1,043
LifePoint Health, Inc. (ICE LIBOR plus 375 bps) 3.928%, 11-16-25	451	421
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps) 10.675%, 10-1-25	122	85
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
5.322%, 3-9-25(B)	165	152
5.322%, 3-17-25(B)	43	39
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps) 5.750%, 8-28-22	243	217
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps) 4.250%, 8-31-24	1,581	1,383
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps) 9.000%, 8-31-24	61	61
Syneos Health, Inc. (ICE LIBOR plus 200 bps) 1.928%, 8-1-24(B)	124	119

Team Health Holdings, Inc. (ICE LIBOR plus 275 bps) 3.750%, 2-6-24	146	111
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps) 5.178%, 6-26-26	1,913	1,836
Verscend Holding Corp. (ICE LIBOR plus 450 bps) 4.678%, 8-27-25	1,346	1,298

		8,836

Industrials – 1.7%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps) 5.680%, 6-8-25(B)	178	148
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 475 bps):
5.058%, 11-1-26	135	130
4.975%, 11-1-26	21	20
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps) 4.250%, 7-31-22	434	421
Creative Artists Agency LLC (ICE LIBOR plus 375 bps) 3.928%, 11-26-26	31	30
Delta Air Lines, Inc. (ICE LIBOR plus 475 bps) 5.510%, 4-27-23	250	245
Fastball Mergersub LLC (ICE LIBOR plus 350 bps) 4.572%, 1-31-27	221	205
Form Technologies LLC (ICE LIBOR plus 325 bps) 4.700%, 1-28-22	420	340
Form Technologies LLC (ICE LIBOR plus 850 bps) 9.500%, 1-30-23	1,313	718
Garda World Security Corp. (ICE LIBOR plus 475 bps) 4.930%, 10-30-26	164	161
Gopher Sub, Inc. (ICE LIBOR plus 300 bps) 3.750%, 1-29-25	249	237
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps) 4.678%, 5-1-25	248	239
Ingersoll-Rand Services Co. (ICE LIBOR plus 175 bps) 1.928%, 2-28-27	249	237
McDermott Technology Americas, Inc. 0.000%, 10-21-20(M)	75	74
McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps):
0.000%, 5-10-25(J)(M)	504	173
9.250%, 5-10-25(J)	1,058	363
McDermott Technology Americas, Inc. (ICE LIBOR plus 900 bps) 10.000%, 10-21-20	270	267
Mileage Plus Holdings LLC 0.000%, 6-25-27(M)	250	248

PAE Holding Corp. (ICE LIBOR plus 550 bps) 6.500%, 10-20-22(B)	1,349	1,301
PAE Holding Corp. (ICE LIBOR plus 950 bps) 10.500%, 10-20-23(B)	65	63
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps) 4.750%, 11-1-24	244	158
TransDigm, Inc. 0.000%, 8-22-24(M)	500	451
TransDigm, Inc. (ICE LIBOR plus 225 bps) 2.428%, 12-31-25	248	223
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps) 5.750%, 9-8-23(B)	144	107
U.S. Ecology, Inc. (ICE LIBOR plus 250 bps) 2.678%, 11-1-26(B)	17	16
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps) 1.928%, 10-31-25	246	237
Vertiv Group Corp. (ICE LIBOR plus 300 bps) 3.183%, 3-2-27	249	235

		7,047

Information Technology – 2.5%
Applied Systems, Inc. (ICE LIBOR plus 700 bps) 8.000%, 9-19-25	384	382
Cardtronics USA, Inc. 0.000%, 6-24-27(B)(M)	424	416
CommerceHub, Inc. (ICE LIBOR plus 375 bps) 3.678%, 5-21-25(B)	595	568
Cornerstone OnDemand, Inc. (ICE LIBOR plus 425 bps) 5.348%, 4-22-27	250	246
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps) 8.250%, 5-1-25	625	218
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps) 3.630%, 5-1-24	912	685
DCert Buyer, Inc. (ICE LIBOR plus 400 bps) 4.178%, 10-16-26	499	481
Informatica LLC 7.125%, 2-14-25	685	684
Mitchell International, Inc. (ICE LIBOR plus 725 bps) 7.428%, 11-30-25	237	210
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps) 4.678%, 11-30-25	1,568	1,275
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps) 8.928%, 11-30-26	534	274
Navicure, Inc. (ICE LIBOR plus 400 bps) 4.178%, 10-22-26(B)	285	272
Output Services Group, Inc. (ICE LIBOR plus 425 bps) 4.863%, 3-27-24	244	171

Park Place Technologies LLC (ICE LIBOR plus 400 bps) 5.000%, 3-29-25	245		234
Riverbed Technology, Inc. (ICE LIBOR plus 325 bps) 4.250%, 4-24-22	1,052		891
Science Applications International Corp. (ICE LIBOR plus 225 bps) 2.428%, 3-13-27	—	*	—
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps) 2.678%, 6-21-24	228		212
Sedgwick Claims Management Services, Inc. (ICE LIBOR plus 400 bps) 4.178%, 9-4-26	248		237
SS&C Technologies, Inc. (ICE LIBOR plus 175 bps) 1.928%, 4-16-25	497		474
Surf Holdings LLC (ICE LIBOR plus 350 bps) 3.827%, 3-5-27	500		478
Ultimate Software Group, Inc. (The):
0.000%, 5-3-26(M)	512		505
0.000%, 5-3-27(M)	139		141
VF Holding Corp. (ICE LIBOR plus 325 bps) 3.428%, 7-2-25	281		264
VS Buyer LLC (3-Month ICE LIBOR plus 325 bps) 3.428%, 3-2-27	249		240

			9,558

Materials – 0.3%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps) 6.250%, 4-5-24	128		91
Diamond BC B.V. 0.000%, 9-6-24(B)(M)	250		244
Hillman Group, Inc. (The) 0.000%, 5-31-25(M)	132		123
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps) 5.072%, 5-31-25	998		933

			1,391

Real Estate – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps) 7.000%, 1-1-22	928		937

Utilities – 0.1%
Pacific Gas and Electric Co. (ICE LIBOR plus 225 bps) 5.500%, 5-25-21	250		245

Total United States - 14.0%			$56,489

TOTAL LOANS – 16.4%			$65,492
(Cost: $74,724)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO 2.500%, 6-15-39	492	502
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4-25-40	362	366
3.000%, 2-25-44	134	142
Government National Mortgage Association Fixed Rate Pass-Through Certificates 3.500%, 4-20-34	70	74

		1,084

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$1,084
(Cost: $1,074)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 1.6%
U.S. Treasury Notes:
2.875%, 7-31-25	1,735	1,959
2.250%, 11-15-25	2,250	2,479
1.625%, 10-31-26	400	430
1.625%, 8-15-29	1,000	1,091
1.750%, 11-15-29	500	552

		6,511

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.6%		$6,511
(Cost: $5,828)

SHORT-TERM SECURITIES	Shares
Money Market Funds (N) – 9.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%	34,155	34,155
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.100%(O)	3,025	3,025

		37,180

TOTAL SHORT-TERM SECURITIES – 9.1%		$37,180
(Cost: $37,180)

TOTAL INVESTMENT SECURITIES – 101.1%		$414,318
(Cost: $434,253)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(4,601)

NET ASSETS – 100.0%		$409,717

Notes to Schedule of Investments

 *   Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) Securities whose value was determined using significant unobservable inputs.

(C) All or a portion of securities with an aggregate value of $2,954 are on loan.

(D) Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(E) Restricted securities. At June 30, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Pinnacle Agriculture Enterprises LLC	3-10-17	389	$177	$	—*
Targa Resources Corp., 9.500%	10-24-17	1	1,624		1,512

			$1,801		$1,512

The total value of these securities represented 0.4% of net assets at June 30, 2020.

(F)

 Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)

 Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $216,933 or 52.9% of net assets.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(J)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.
(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(N)	Rate shown is the annualized 7-day yield at June 30, 2020.
(O)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at June 30, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	680	U.S. Dollar	841	9-30-20	JPMorgan Securities LLC	$—	$3
Euro	2,680	U.S. Dollar	3,006	9-30-20	JPMorgan Securities LLC	—	11
Euro	5,186	U.S. Dollar	6,719	9-30-21	JPMorgan Securities LLC	829	—

						$829	$14

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$933	$—	$—
Energy	—	69	—	*
Health Care	—	22	—

Total Common Stocks	$933	$91	$—	*
Investment Funds	4,765	—	—
Preferred Stocks	—	1,512	—	*
Warrants	—	—	—	*
Asset-Backed Securities	—	7,441	—
Corporate Debt Securities	—	260,591	—
Mortgage-Backed Securities	—	7,910	—
Other Government Securities	—	20,808	—
Loans	—	58,654	6,838
United States Government Agency Obligations	—	1,084	—
United States Government Obligations	—	6,511	—
Short-Term Securities	37,180	—	—

Total	$42,878	$364,602	$6,838

Forward Foreign Currency Contracts	$—	$829	$—

Liabilities
Forward Foreign Currency Contracts	$—	$14	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants	Loans
Beginning Balance 10-1-19	$—	$16	$-*	$5,022
Net realized gain (loss)	—	—	—	(69)
Net change in unrealized appreciation (depreciation)	(29)	(16)	—	(186)
Purchases	—	—	—	3,091
Sales	—	—	—	(1,140)
Amortization/Accretion of premium/discount	—	—	—	(32)
Transfers into Level 3 during the period	29	—	—	3,551
Transfers out of Level 3 during the period	—	—	-*	(3,399)

Ending Balance 6-30-20	$-*	$-*	$-*	$6,838

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-20	$(29)	$(16)	$—	$(193)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-20	Valuation Technique(s)	Unobservable Input(s)	Input Value
Assets
Common Stocks	$-*	Market approach	No market color	N/A
Preferred Stocks	-*	Transaction	Price	$0

Warrants	-*	Third-party valuation service	Broker quote	N/A
Loans	6,838	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$434,253

Gross unrealized appreciation	12,074

Gross unrealized depreciation	(32,009)

Net unrealized depreciation	$(19,935)